Savant Arrangements (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 10, 2017	May 26, 2017	Jun. 30, 2016	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Jun. 30, 2019	Jun. 30, 2017
Number of shares called by warrant								331,193
Milestone payments and certain other contingent payments								$ 2,000	$ 2,000
Aggregate cost overages										$ 4,100	$ 3,400
Net of duductible											500
Due to Savant				$ 2,000		$ 2,000		2,000		$ 2,100	2,000
Research and development	$ 1,000	$ 1,000		$ 549	$ 535	$ 2,142	$ 1,808	$ 2,219	$ 11,165
Savant Neglected Diseases, LLC [Member]
Number of shares called by warrant			200,000	100,000		100,000
Exercise price of warrant			$ 2.25	$ 2.25		$ 2.25
Exercise period of warrant			5 years
Due from Savant											$ 1,400
Savant Neglected Diseases, LLC [Member] | Exercisable Immediately [Member]
Percentage of warrants exercisable			25.00%